Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	21. SUBSEQUENT EVENTS Dividends On December 12, 2023, the Board of Directors approved a dividend of US$1.15 per ADS (or US$0.2875 per ordinary share), which was paid in early April, 2024.